Simplify National Muni Bond ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
Municipal Bonds – 46.3%
Florida – 6.0%
Hillsborough County Industrial Development Authority Health System RB Baycare Health
System Series 2024C, 5.50%, 11/15/2054 .................................... $ 5,000,000 $ 5,693,383
Georgia – 10.9%
City of Atlanta Airport General RB Series 2024A-1 (NON-AMT), 5.00%, 7/1/2054 ....... 5,000,000 5,487,543
Development Authority of Fulton County Georgia Tech Facilities RB Curran Street
Residence Hall Project Series 2024, 5.00%, 6/15/2056(a) ........................ 4,450,000 4,844,557
10,332,100
Maryland – 5.0%
Maryland Department of Transportation Special Transportation Project RB Series 2021B,
4.00%, 8/1/2051 ........................................................ 5,000,000 4,785,412
New York – 5.1%
New York State Thruway Authority New York State Personal Income Tax RB Series
2021A-1, 3.00%, 3/15/2050 ................................................ 6,000,000 4,848,759
Oregon – 6.9%
Port of Portland Portland International Airport RB Series Thirty A (AMT), 5.25%,
7/1/2054(a) ............................................................ 6,000,000 6,542,766
Pennsylvania – 3.2%
City of Philadelphia Pennsylvania Gas Works RB Seventeenth Series 1998 General
Ordinance Consisting of Gas Works RB Seventeenth Series A, 5.25%, 8/1/2054 ...... 2,750,000 3,043,528
Texas – 9.2%
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Improvement and Refunding
Bonds Series 2021B, 3.00%, 12/1/2047 ...................................... 5,000,000 4,139,480
Grand Parkway Transportation Corporation Grand Parkway System First Tier Toll
Revenue Refunding Bond Series 2020C, 4.00%, 10/1/2049 ...................... 2,500,000 2,419,391
Lamar Consolidated Independent School District Fort Bend County Texas UT
Schoolhouse Bonds Series 2023A, 5.00%, 2/15/2058 ........................... 2,085,000 2,245,302
8,804,173
Total Municipal Bonds (Cost $43,920,983) .......................................... 44,050,121
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $77,
Expires 10/18/24(b) ............................................ 5,617 43,250,900 28,085
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $78,
Expires 10/18/24(b) ............................................ 1,648 12,854,400 11,536
Nasdaq 100 Index, October Strike Price $17,300, Expires 10/03/24(b) ...... 3 5,190,000 75
Nasdaq 100 Index, October Strike Price $17,700, Expires 10/04/24(b) ...... 3 5,310,000 150
Nasdaq 100 Index, October Strike Price $18,150, Expires 10/09/24(b) ...... 4 7,260,000 2,040
Nasdaq 100 Index, October Strike Price $18,000, Expires 10/11/24(b) ...... 7 12,600,000 6,650
Russell 2000 Index, October Strike Price $1,980, Expires 10/03/24(b) ...... 32 6,336,000 320
Russell 2000 Index, October Strike Price $2,015, Expires 10/04/24(b) ...... 35 7,052,500 700
Russell 2000 Index, October Strike Price $1,990, Expires 10/09/24(b) ...... 39 7,761,000 2,145
Russell 2000 Index, October Strike Price $2,000, Expires 10/11/24(b) ...... 73 14,600,000 8,760
S&P 500 Index, October Strike Price $5,125, Expires 10/03/24(b) ......... 13 6,662,500 130
S&P 500 Index, October Strike Price $5,250, Expires 10/04/24(b) ......... 15 7,875,000 600
S&P 500 Index, October Strike Price $5,300, Expires 10/09/24(b) ......... 16 8,480,000 2,760
S&P 500 Index, October Strike Price $5,290, Expires 10/11/24(b) ......... 31 16,399,000 8,913
SPDR Gold Shares, October Strike Price $220, Expires 10/03/24(b) ....... 669 14,718,000 1,338
SPDR Gold Shares, October Strike Price $225, Expires 10/04/24(b) ....... 525 11,812,500 1,312
SPDR Gold Shares, October Strike Price $220, Expires 10/11/24(b) ....... 332 7,304,000 1,992

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 0.1% (continued)
Puts – Exchange-Traded – 0.1% (continued)
SPDR Gold Shares, October Strike Price $225, Expires 10/11/24(b) ....... 1,081 $ 24,322,500 $ 10,810
88,316
Total Purchased Options (Cost $151,731) ............................................ 88,316
Shares
Money Market Funds – 52.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(c)
(Cost $50,334,374) ...................................................... 50,334,374 50,334,374
Total Investments – 99.2%
(Cost $94,407,088) ............................................................ $ 94,472,811
Other Assets in Excess of Liabilities – 0.8% ........................................... 800,334
Net Assets – 100.0% ............................................................ $ 95,273,145
Number of
Contracts Notional Amount
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79,
Expires 10/18/24 .............................................. (5,617) $ (44,374,300) $ (56,170)
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79.5,
Expires 10/18/24 .............................................. (1,648) (13,101,600) (32,136)
Nasdaq 100 Index, October Strike Price $18,300, Expires 10/03/24 ........ (3) (5,490,000) (255)
Nasdaq 100 Index, October Strike Price $18,750, Expires 10/04/24 ........ (3) (5,625,000) (525)
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/09/24 ........ (4) (7,600,000) (8,280)
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/11/24 ........ (7) (13,300,000) (25,725)
Russell 2000 Index, October Strike Price $2,090, Expires 10/03/24 ........ (32) (6,688,000) (960)
Russell 2000 Index, October Strike Price $2,115, Expires 10/04/24 ........ (35) (7,402,500) (4,812)
Russell 2000 Index, October Strike Price $2,080, Expires 10/09/24 ........ (39) (8,112,000) (7,118)
Russell 2000 Index, October Strike Price $2,100, Expires 10/11/24 ........ (73) (15,330,000) (34,310)
S&P 500 Index, October Strike Price $5,375, Expires 10/03/24 ........... (13) (6,987,500) (195)
S&P 500 Index, October Strike Price $5,480, Expires 10/04/24 ........... (15) (8,220,000) (1,312)
S&P 500 Index, October Strike Price $5,515, Expires 10/09/24 ........... (16) (8,824,000) (7,280)
S&P 500 Index, October Strike Price $5,520, Expires 10/11/24 ............ (31) (17,112,000) (26,195)
SPDR Gold Shares, October Strike Price $227, Expires 10/03/24 ......... (669) (15,186,300) (2,676)
SPDR Gold Shares, October Strike Price $234, Expires 10/04/24 ......... (525) (12,285,000) (6,563)
SPDR Gold Shares, October Strike Price $234, Expires 10/11/24 ......... (1,413) (33,064,200) (57,933)
(272,445)
Total Written Options (Premiums Received $464,877) ................................... $ (272,445)
(a) Securities with an aggregate market value of $8,710,940 have been pledged as collateral for options as of September 30, 2024.
(b) Held in connection with Written Options.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Portfolio Abbreviations:
AMT : Alternative Minimum Tax (subject to)
RB : Revenue Bond
UT : Unlimited Tax
Summary of Investment Type††
Investment Categories
% of Net
Assets
Municipal Bonds ................................................................................. 46.3%
Purchased Options ............................................................................... 0.1%
Money Market Funds ............................................................................. 52.8%
Total Investments ................................................................................ 99.2%
Other Assets in Excess of Liabilities .................................................................. 0.8%
Net Assets ..................................................................................... 100.0%